RECENT DEVELOPMENTS AND OTHER INFORMATION - Narrative - COSAN CORPORATE (Details 2) - Cosan Corporate [member] R$ in Thousands, $ in Thousands	Jul. 24, 2024	Apr. 01, 2024 BRL (R$)	Feb. 16, 2024 BRL (R$) Number	Apr. 01, 2023 BRL (R$)	Dec. 31, 2024 BRL (R$)		Jun. 26, 2024 BRL (R$)	May 23, 2024 BRL (R$)	Feb. 16, 2024 USD ($)
Cosan Oito SA [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Capital increase approved in subsidiary		R$ 6,452,500
Capital increase in subsidiary		R$ 4,070,000		R$ 2,382,500
Capital reduction approved in subsidiary								R$ 730,000
Measurement period for capital reduction of the subsidiary	60 days
Cosan Dez Participações S.A. [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Capital reduction approved in subsidiary							R$ 1,320,000
Reduction of capital receivable					R$ 1,013,760
Loan 4131 | Fixed interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Aggregate principal amount			R$ 2,982,600		R$ 2,982,600	[1]			$ 600,000
Borrowings, interest rate for first four semesters			6.60%
Number of semesters for interest rate reduced | Number			4
Borrowings, interest rate			7.25%		6.60%	[1]			7.25%
Loan 4131 | Fixed interest rate [member] | Cosan Luxembourg S A [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, interest rate			7.25%						7.25%

[1]	Debt offset with assets in the balance sheet, see note 5.4 (e)